CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 4,361	$ 7,504	$ 28,873	$ 21,279	$ 11,297
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,246	13,717	58,258	41,133	19,211
Amortization of deferred financing costs	606	756	2,810	2,612	1,061
Amortization of above-market leases	156	134	552	309	36
Amortization of intangible lease liabilities	(1,232)	(1,221)	(4,832)	(2,126)	(536)
Amortization of operating leases	113	0
Straight-line rent	(2,674)	(3,311)	(13,364)	(10,596)	(6,263)
Stock-based compensation	23	22	90	76	58
Ineffectiveness of interest rate swaps	0	39	98	(58)	(144)
Changes in operating assets and liabilities:
Accounts payable and other liabilities	(1,160)	1,584	5,151	5,385	1,307
Accounts payable due to affiliates	(205)	50	413	645	531
Other assets	1,713	19	(3,838)	(6,832)	(1,583)
Net cash provided by operating activities	19,947	19,293	74,211	51,827	24,975
Cash flows from investing activities:
Investment in real estate	0	(52,087)	(217,332)	(604,372)	(535,447)
Capital expenditures	(1,073)	(5,755)	(15,583)	(32,511)	(8,253)
Real estate deposits, net	0	(100)	100	190	153
Payments of deal costs	(106)	0
Net cash used in investing activities	(1,179)	(57,942)	(232,815)	(636,693)	(543,547)
Cash flows from financing activities:
Proceeds from issuance of common stock	0	34,096	118,605	386,091	314,836
Proceeds from notes payable			0	309,452	152,990
Payments on notes payable	(305)	(85)	(349)	(43)	0
Proceeds from credit facility	10,000	30,000	155,000	240,000	240,000
Payments on credit facility			(20,000)	(240,000)	(110,000)
Payments of deferred financing costs	(67)	(65)	(4,958)	(3,564)	(4,133)
Repurchases of common stock	(10,733)	(8,420)	(43,230)	(17,159)	(3,114)
Offering costs on issuance of common stock	(1,036)	(3,672)	(12,388)	(32,079)	(30,628)
Distributions to stockholders	(10,813)	(9,333)	(40,296)	(28,994)	(17,659)
Net cash (used in) provided by financing activities	(12,954)	42,521	152,384	613,704	542,292
Net change in cash, cash equivalents and restricted cash	5,814	3,872	(6,220)	28,838	23,720
Cash, cash equivalents and restricted cash - Beginning of period	79,527	85,747	85,747	56,909	33,189
Cash, cash equivalents and restricted cash - End of period	85,341	89,619	79,527	85,747	56,909
Supplemental cash flow disclosure:
Interest paid, net of interest capitalized	9,462	7,265	32,503	20,867	3,341
Supplemental disclosure of non-cash transactions:
Common stock issued through distribution reinvestment plan	10,385	9,920	40,938	32,264	22,889
Distribution and servicing fees accrued during the period			0	7,626	5,750
Liabilities assumed at acquisition			0	6,551	1,236
Accrued capital expenditures	1,161	1,268	$ 0	$ 2,643	$ 4,221
Accrued deal costs	$ 802	$ 0